UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: January 31, 2019

Date of reporting period: April 30, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Schedule of Investments	April 30, 2018 (Unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 98.3%
Aerospace & Defense — 3.2%
HEICO	110,000	$9,663
KLX *	135,000	10,561

Total Aerospace & Defense		20,224

Apparel & Textiles — 1.3%
Oxford Industries	110,000	8,474

Total Apparel & Textiles		8,474

Banks — 11.4%
FCB Financial Holdings, Cl A *	160,000	9,248
Green Bancorp	370,000	8,343
International Bancshares	240,000	9,552
LegacyTexas Financial Group	200,000	8,214
Prosperity Bancshares	120,000	8,612
Synovus Financial	180,000	9,409
Trustmark	306,000	9,581
United Community Banks	300,000	9,579

Total Banks		72,538

Broadcasting, Newspapers and Advertising — 1.2%
Gray Television *	650,000	7,345

Total Broadcasting, Newspapers and Advertising		7,345

Building & Construction — 3.9%
Beazer Homes USA *	535,500	7,861
LGI Homes *	110,000	7,612
TopBuild *	120,000	9,564

Total Building & Construction		25,037

Chemicals — 4.9%
KMG Chemicals	106,220	6,531
Kraton *	200,000	9,134
Kronos Worldwide	250,000	5,760
Rayonier Advanced Materials	450,000	9,630

Total Chemicals		31,055

Commercial Services — 3.9%
Advanced Disposal Services *	300,000	6,612
Insperity	140,000	11,235
Kforce	260,000	6,903

Total Commercial Services		24,750

Computer Software — 2.7%
Ebix	100,000	7,750
RealPage *	180,000	9,630

Total Computer Software		17,380

Electrical Utilities — 1.3%
El Paso Electric	160,000	8,168

Total Electrical Utilities		8,168

Electronic Components & Equipment — 1.2%
Tech Data *	100,000	7,625

Total Electronic Components & Equipment		7,625

Description	Shares	Value (000)
Engineering Services — 1.0%
Primoris Services	240,000	$6,142

Total Engineering Services		6,142

Financial Services — 2.6%
FirstCash	100,000	8,670
Westwood Holdings Group	140,000	8,117

Total Financial Services		16,787

Food, Beverage & Tobacco — 2.5%
National Beverage *	80,000	7,069
Sanderson Farms	80,000	8,893

Total Food, Beverage & Tobacco		15,962

Gas & Natural Gas — 1.5%
Atmos Energy	110,000	9,558

Total Gas & Natural Gas		9,558

Hotels & Lodging — 2.7%
La Quinta Holdings *	500,000	9,770
Marriott Vacations Worldwide	60,000	7,357

Total Hotels & Lodging		17,127

Insurance — 5.9%
American National Insurance	80,000	9,654
Amerisafe	140,000	8,302
Primerica	100,000	9,675
Universal Insurance Holdings	300,000	9,735

Total Insurance		37,366

Leasing & Renting — 1.1%
Aaron’s	170,000	7,101

Total Leasing & Renting		7,101

Machinery — 1.4%
Alamo Group	80,000	8,757

Total Machinery		8,757

Materials — 1.2%
Eagle Materials	75,000	7,422

Total Materials		7,422

Medical Products & Services — 8.1%
Amedisys *	120,000	7,931
Encompass Health	140,000	8,515
Halyard Health *	200,000	9,474
Integer Holdings *	140,000	7,686
Luminex	350,000	7,472
US Physical Therapy	110,000	10,038

Total Medical Products & Services		51,116

Metals & Mining — 1.3%
Commercial Metals	380,000	7,984

Total Metals & Mining		7,984

Paper & Paper Products — 2.1%
Neenah	100,000	7,800
Schweitzer-Mauduit International	147,800	5,769

Total Paper & Paper Products		13,569

1

Schedule of Investments	April 30, 2018 (Unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)
Petroleum & Fuel Products — 11.8%
Archrock	700,000	$7,560
Diamondback Energy	75,000	9,634
Exterran *	290,000	8,494
Linn Energy *	170,000	6,664
Matador Resources *	240,000	7,858
McDermott International *	1,300,000	8,580
Oasis Petroleum *	650,000	7,169
ProPetro Holding *	420,000	7,686
WildHorse Resource Development *	420,000	10,983

Total Petroleum & Fuel Products		74,628

Petroleum Refining — 1.3%
HollyFrontier	140,000	8,497

Total Petroleum Refining		8,497

Real Estate Investment Trust — 4.7%
GEO Group	350,000	7,875
Lamar Advertising, Cl A	110,000	7,008
Medical Properties Trust	570,000	7,285
Xenia Hotels & Resorts	370,000	7,618

Total Real Estate Investment Trust		29,786

Retail — 6.5%
BlueLinx Holdings *	210,000	8,446
Michaels *	284,215	5,292
Pool	65,000	9,023
Ruth’s Hospitality Group	380,000	10,203
Tailored Brands	270,000	8,518

Total Retail		41,482

Semi-Conductors & Instruments — 2.0%
Benchmark Electronics	210,000	5,523
Cirrus Logic *	200,000	7,294

Total Semi-Conductors & Instruments		12,817

Telecommunication Services — 1.3%
Match Group *	170,000	8,010

Total Telecommunication Services		8,010

Transportation Services — 4.3%
Kirby *	120,000	10,236
Saia *	120,000	7,926
Trinity Industries	280,000	8,924

Total Transportation Services		27,086

Total Common Stock (Cost $425,672 (000))		623,793

Cash Equivalent (A) — 1.9%
Federated Government Obligations Fund, Cl I, 1.590%	12,192,742	12,193

Total Cash Equivalent (Cost $12,193 (000))		12,193

Total Investments — 100.2% (Cost $437,865 (000))		$635,986

Percentages are based on net assets of $634,809 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2018.

Cl — Class

As of April 30, 2018, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2018, there have been no transfers between Level 1 and Level 2 or Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-002-2000

2

Schedule of Investments	April 30, 2018 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Face Amount (000)	Value (000)

Corporate Bonds — 49.0%
Automotive — 1.9%
General Motors Financial (A)
5.750%, VAR ICE LIBOR USD 3 Month+3.598%, 03/30/66	$500	$493
Goodyear Tire & Rubber
5.000%, 05/31/26	500	476

Total Automotive		969

Banks — 1.0%
Savings Bank Life Insurance of Massachusetts (B)
6.500%, 08/01/47	500	520

Total Banks		520

Broadcasting, Newspapers and Advertising — 1.0%
AMC Networks
5.000%, 04/01/24	500	489

Total Broadcasting, Newspapers and Advertising		489

Building & Construction — 2.0%
PulteGroup
5.500%, 03/01/26	500	508
Standard Industries (B)
5.375%, 11/15/24	500	507

Total Building & Construction		1,015

Cable/Media — 2.9%
Charter Communications Operating
4.908%, 07/23/25	500	508
CSC Holdings (B)
5.500%, 04/15/27	500	480
Sirius XM Radio (B)
5.000%, 08/01/27	500	476

Total Cable/Media		1,464

Commercial Services — 1.0%
Global A&T Electronics
8.500%, 01/12/23	500	500

Total Commercial Services		500

Computers & Services — 1.0%
First Data (B)
5.000%, 01/15/24	500	504

Total Computers & Services		504

Containers & Packaging — 1.0%
Ball
4.875%, 03/15/26	500	499

Total Containers & Packaging		499

Electrical Utilities — 1.9%
Dominion Energy
4.602%, VAR ICE LIBOR USD 3 Month+2.300%, 09/30/66	500	476
PPL Capital Funding
4.967%, VAR ICE LIBOR USD 3 Month+2.665%, 03/30/67	500	499

Total Electrical Utilities		975

Description	Face Amount (000)	Value (000)
Entertainment — 4.0%
International Game Technology (B)
6.500%, 02/15/25	$500	$533
Scientific Games International (B)
5.000%, 10/15/25	500	483
Speedway Motorsports
5.125%, 02/01/23	500	496
Viacom
6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/57	500	507

Total Entertainment		2,019

Financial Services — 3.1%
Ally Financial
5.750%, 11/20/25	500	517
American Express (A)
5.200%, VAR ICE LIBOR USD 3 Month+3.428%, 12/31/49	25	25
Charles Schwab (A)
4.625%, VAR ICE LIBOR USD 3 Month+3.315%, 03/01/66	25	25
MMC Energy Escrow
9.250%, 10/15/20	500	—
Oppenheimer Holdings
6.750%, 07/01/22	500	513
Quicken Loans (B)
5.250%, 01/15/28	500	456

Total Financial Services		1,536

Food, Beverage & Tobacco — 3.1%
Alliance One International (B)
8.500%, 04/15/21	500	516
Land O’ Lakes (A) (B)
8.000%, 09/15/65	500	560
Vector Group (B)
6.125%, 02/01/25	500	496

Total Food, Beverage & Tobacco		1,572

Gas & Natural Gas — 3.9%
Cheniere Corpus Christi Holdings
5.875%, 03/31/25	500	516
Energy Transfer Partners
5.376%, VAR ICE LIBOR USD 3 Month+3.018%, 11/01/66	500	435
Plains All American Pipeline (A)
6.125%, VAR ICE LIBOR USD 3 Month+4.110%, 11/15/22	500	486
Teekay
8.500%, 01/15/20	500	516

Total Gas & Natural Gas		1,953

Information Technology — 1.1%
Unisys (B)
10.750%, 04/15/22	500	559

Total Information Technology		559

Insurance — 3.0%
Great-West Life & Annuity Insurance Capital II (B)
4.388%, VAR ICE LIBOR USD 3 Month+2.538%, 05/16/46	500	500

3

Schedule of Investments	April 30, 2018 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Face Amount (000)	Value (000)
Insurance — (continued)
MetLife (A)
5.875%, VAR ICE LIBOR USD 3 Month+2.959%, 09/15/66	$500	$508
XLIT (A)
4.805%, VAR ICE LIBOR USD 3 Month+2.458%, 12/31/49	500	499

Total Insurance		1,507

Lodging — 1.0%
Hilton Domestic Operating (B)
5.125%, 05/01/26	500	500

Total Lodging		500

Medical Products & Services — 2.9%
Centene
6.125%, 02/15/24	500	524
CHS
6.250%, 03/31/23	500	456
DaVita
5.000%, 05/01/25	500	474

Total Medical Products & Services		1,454

Metals & Mining — 1.1%
BHP Billiton Finance USA (B)
6.750%, VAR USD Swap Semi 30/360 5 Year Curr+5.093%, 10/19/75	500	556

Total Metals & Mining		556

Pipelines — 1.0%
CNX Midstream Partners (B)
6.500%, 03/15/26	500	489

Total Pipelines		489

Real Estate Investment Trust — 2.0%
GLP Capital
5.375%, 04/15/26	500	504
SBA Communications
4.875%, 09/01/24	500	480

Total Real Estate Investment Trust		984

Retail — 3.8%
Aramark Services (B)
5.000%, 02/01/28	500	487
L Brands
5.250%, 02/01/28	500	468
Levi Strauss
5.000%, 05/01/25	500	502
United Rentals North America
4.875%, 01/15/28	500	474

Total Retail		1,931

Telecommunication Services — 5.3%
Gogo Intermediate Holdings (B)
12.500%, 07/01/22	500	556
Intelsat Jackson Holdings (B)
8.000%, 02/15/24	500	528
Sorenson Communications (B)
9.000%, 10/31/20	500	502
United States Cellular
6.700%, 12/15/33	565	595

Description	Face Amount (000)/Shares	Value (000)
Telecommunication Services — (continued)
VeriSign
4.750%, 07/15/27	$500	$479

Total Telecommunication Services		2,660

Total Corporate Bonds (Cost $24,967 (000))		24,655

Common Stock — 25.3%
Automotive — 0.6%
Ford Motor	13,900	156
General Motors	3,980	146

Total Automotive		302

Banks — 1.6%
New York Community Bancorp	12,953	154
Northwest Bancshares	10,160	169
PacWest Bancorp	3,230	165
People’s United Financial	9,068	166
Valley National Bancorp	14,341	180

Total Banks		834

Chemicals — 0.7%
Innophos Holdings	3,745	155
LyondellBasell Industries, Cl A	1,660	176

Total Chemicals		331

Computers & Services — 1.2%
International Business Machines	1,140	165
Seagate Technology	4,510	261
Western Union	8,140	161

Total Computers & Services		587

Consumer Electronics — 0.3%
Garmin	2,800	164

Total Consumer Electronics		164

Electrical Utilities — 3.0%
AES	16,450	201
Consolidated Edison	1,970	158
Duke Energy	1,960	157
Entergy	2,023	165
Exelon	4,185	166
FirstEnergy	5,180	178
Hawaiian Electric Industries	4,580	159
PPL	4,765	139
Public Service Enterprise	3,310	173

Total Electrical Utilities		1,496

Entertainment — 0.6%
New Media Investment Group	10,040	167
Six Flags Entertainment	2,500	158

Total Entertainment		325

Food, Beverage & Tobacco — 0.9%
Altria Group	2,588	145
Philip Morris International	1,700	139
Universal	3,220	152

Total Food, Beverage & Tobacco		436

4

Schedule of Investments	April 30, 2018 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares	Value (000)
Household Products — 0.2%
Tupperware Brands	2,790	$124

Total Household Products		124

Insurance — 0.7%
Old Republic International	8,360	170
Safety Insurance Group	2,099	168

Total Insurance		338

Medical Products & Services — 0.7%
Meridian Bioscience	11,840	173
Patterson	7,475	174

Total Medical Products & Services		347

Paper & Paper Products — 0.6%
Domtar	3,650	160
Schweitzer-Mauduit International	3,888	152

Total Paper & Paper Products		312

Petroleum & Fuel Products — 0.8%
Chevron	1,490	186
Helmerich & Payne	3,060	213

Total Petroleum & Fuel Products		399

Petroleum Refining — 0.5%
Valero Energy	2,090	232

Total Petroleum Refining		232

Pharmaceuticals — 0.3%
Pfizer	4,820	176

Total Pharmaceuticals		176

Real Estate Investment Trust — 9.5%
Alexandria Real Estate Equities	669	83
American Campus Communities	2,222	87
Apartment Investment & Management, Cl A	2,115	86
AvalonBay Communities	524	85
Boston Properties	676	82
Brandywine Realty Trust	5,281	85
Chatham Lodging Trust	7,450	142
Colony NorthStar, Cl A	1	—
Cousins Properties	9,897	88
CubeSmart	3,026	89
CyrusOne	1,629	87
DiamondRock Hospitality	7,992	88
Digital Realty Trust	802	85
Duke Realty	3,309	90
EastGroup Properties	1,008	91
Equity Residential	1,427	88
Essex Property Trust	356	85
Extra Space Storage	964	86
Federal Realty Investment Trust	719	83
First Industrial Realty Trust	2,875	89
Forest City Realty Trust, Cl A	3,981	80
HCP	3,683	86
Highwoods Properties	1,938	85
Host Hotels & Resorts	4,530	89
Iron Mountain	2,550	87
Kimco Realty	5,771	84
Lamar Advertising, Cl A	1,267	81

Description	Shares	Value (000)
Real Estate Investment Trust — (continued)
LaSalle Hotel Properties	3,287	$97
Liberty Property Trust	2,107	88
Medical Properties Trust	19,078	244
Mid-America Apartment Communities	947	87
Monmouth Real Estate Investment, Cl A	5,682	89
National Retail Properties	2,187	83
Omega Healthcare Investors	9,613	250
Park Hotels & Resorts	3,136	90
Piedmont Office Realty Trust, Cl A	4,802	86
Public Storage	429	87
Realty Income	1,647	83
Ryman Hospitality Properties	1,096	86
Senior Housing Properties Trust	5,259	82
Simon Property Group	538	84
SL Green Realty	860	84
Starwood Property Trust (C) (D)	3,975	83
STORE Capital	3,401	86
Terreno Realty	2,448	91
Uniti Group	5,001	90
Ventas	1,683	87
Vornado Realty Trust	1,242	84
Washington	3,172	91
Weingarten Realty Investors	3,044	84
Welltower	1,576	84
Weyerhaeuser	2,383	88

Total Real Estate Investment Trust		4,779

Retail — 1.8%
Brinker International	4,550	198
Buckle	7,200	166
GameStop, Cl A	8,940	122
Kohl’s	3,660	227
Target	2,830	206

Total Retail		919

Semi-Conductors & Instruments — 0.3%
QUALCOMM	2,625	134

Total Semi-Conductors & Instruments		134

Telecommunication Services — 1.0%
AT&T	4,785	157
Cogent Communications Holdings	3,635	171
Verizon Communications	3,500	173

Total Telecommunication Services		501

Total Common Stock (Cost $11,939 (000))		12,736

Registered Investment Companies — 14.0%
Exchange Traded Funds — 6.1%
Alerian MLP ETF	288,745	2,916
VanEck Vectors Preferred Securities ex Financials ETF	7,448	143

Total Exchange Traded Funds		3,059

5

Schedule of Investments	April 30, 2018 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares/Face Amount (000)	Value (000)
Open-End Funds — 7.9%
BlackRock Funds II — Floating Rate Income Portfolio, Institutional Class	265,973	$2,710
BlackRock High Yield Portfolio, Institutional Class	163,642	1,254

Total Open-End Funds		3,964

Total Registered Investment Companies (Cost $7,190 (000))		7,023

Preferred Stock — 8.7%
Banks — 1.0%
TCF Financial 5.700%	20,000	496

Total Banks		496

Electrical Utilities — 2.0%
Entergy New Orleans
5.500%, 04/01/2066	20,000	504
Georgia Power
5.000%, 10/01/2077	20,000	484

Total Electrical Utilities		988

Gas & Natural Gas — 1.0%
Energy Transfer Partners 7.375%,
VAR ICE LIBOR USD 3 Month+4.530% *	20,000	496

Total Gas & Natural Gas		496

Insurance — 0.9%
WR Berkley
5.700%, 03/30/2058	20,000	478

Total Insurance		478

Internet — 1.0%
eBay
6.000%, 02/01/2056	20,000	522

Total Internet		522

Telecommunication Services — 1.9%
Qwest
6.750%, 06/15/2057	20,000	431
United States Cellular
7.250%, 12/01/2063	20,000	502

Total Telecommunication Services		933

Transportation Services — 0.9%
Costamare 7.625% (A)	20,000	469

Total Transportation Services		469

Total Preferred Stock (Cost $4,463 (000))		4,382

Municipal Bond — 1.0%
Oxford School District, GO
3.500%, 05/01/19	$500	496

Total Municipal Bond (Cost $496 (000))		496

Cash Equivalent (E) — 2.0%
Federated Government Obligations Fund, Cl I, 1.590%	1,014,663	1,015

Total Cash Equivalent (Cost $1,015 (000))		1,015

Total Investments — 100.3% (Cost $50,070 (000))		$50,307

Percentages are based on net assets of $50,317 (000).

*	Non-income producing security.
(A)	Perpetual Maturity
(B)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2018, the value of these securities amounted to $10,208 (000), representing 20.3% of the net assets.
(C)	The rate reported is the 7-day effective yield as of April 30, 2018.

Cl — Class

ETF — Exchange Traded Fund

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MLP — Master Limited Partnership

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of April 30, 2018, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$24,655	$—	$24,655
Common Stock	12,736	—	—	12,736
Registered Investment Companies	7,023	—	—	7,023
Preferred Stock	2,904	1,478	—	4,382
Municipal Bond	496	—	—	496
Cash Equivalent	1,015	—	—	1,015

Total Investments in Securities	$24,174	$26,133	$—	$50,307

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended April 30, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-011-1200

6

Schedule of Investments	April 30, 2018 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)

Common Stock — 95.2%
Australia — 0.9%
BHP Billiton ADR	53,116	$2,483

Total Australia		2,483

Austria — 5.0%
Erste Group Bank	85,511	4,194
Schoeller-Bleckmann Oilfield Equipment	36,064	4,481
Voestalpine	80,873	4,269

Total Austria		12,944

Brazil — 2.6%
Banco Bradesco ADR *	439,519	4,308
JBS	941,300	2,364

Total Brazil		6,672

Canada — 2.5%
Magna International	74,329	4,397
Rogers Communications, Cl B	47,092	2,223

Total Canada		6,620

China — 2.9%
Anhui Conch Cement, Cl H	761,000	4,755
BYD, Cl H	391,500	2,741

Total China		7,496

Colombia — 1.5%
Bancolombia ADR	82,675	3,940

Total Colombia		3,940

Czech Republic — 0.8%
Komercni Banka	49,283	2,135

Total Czech Republic		2,135

France — 8.2%
Capgemini	31,799	4,371
Publicis Groupe	60,733	4,540
Safran	48,160	5,659
Societe Generale	60,213	3,296
Sodexo	35,254	3,485

Total France		21,351

Germany — 4.4%
Continental	17,676	4,715
Merck KGaA	38,848	3,804
Vonovia	57,316	2,875

Total Germany		11,394

Hong Kong — 2.9%
China Life Insurance, Cl H	1,413,000	4,018
Shanghai Fosun Pharmaceutical Group, Cl H	660,000	3,600

Total Hong Kong		7,618

India — 3.9%
HDFC Bank ADR	62,214	5,961
ICICI Bank ADR	513,434	4,369

Total India		10,330

Description	Shares	Value (000)
Indonesia — 0.6%
Indofood Sukses Makmur	3,233,500	$1,620

Total Indonesia		1,620

Italy — 1.7%
Prysmian	147,416	4,340

Total Italy		4,340

Japan — 6.8%
Denso	102,900	5,357
Hitachi	482,000	3,528
Secom	60,200	4,515
Toray Industries	474,200	4,422

Total Japan		17,822

Mexico — 1.4%
Grupo Financiero Banorte, Cl O	604,500	3,764

Total Mexico		3,764

Netherlands — 4.7%
Heineken	46,605	4,904
RELX	172,079	3,658
Royal Dutch Shell, Cl A	107,294	3,756

Total Netherlands		12,318

Norway — 5.8%
DNB	330,195	6,187
Norsk Hydro	571,889	3,573
StatoilHydro ADR	210,794	5,396

Total Norway		15,156

Panama — 2.1%
Carnival	85,391	5,385

Total Panama		5,385

Singapore — 2.9%
DBS Group Holdings	230,000	5,332
United Industrial	871,600	2,144

Total Singapore		7,476

South Korea — 3.2%
Hyundai Mobis	13,810	3,197
Samsung Electronics	2,141	5,292

Total South Korea		8,489

Spain — 2.7%
Amadeus IT Group, Cl A	96,244	7,023

Total Spain		7,023

Switzerland — 5.3%
Credit Suisse Group ADR	250,642	4,203
Novartis ADR	68,322	5,240
Roche Holding	19,420	4,323

Total Switzerland		13,766

Taiwan — 5.0%
ASE Industrial Holding	1,488,377	4,040
Hon Hai Precision Industry	1,385,100	3,864

7

Schedule of Investments	April 30, 2018 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)
Taiwan — (continued)
Taiwan Semiconductor Manufacturing	679,000	$5,177

Total Taiwan		13,081

Turkey — 0.8%
Akbank Turk	1,003,446	2,079

Total Turkey		2,079

United Kingdom — 8.7%
Barclays	1,712,556	4,867
Diageo	167,014	5,949
HSBC Holdings	488,628	4,878
ITV	1,323,430	2,760
Rio Tinto ADR	76,662	4,213

Total United Kingdom		22,667

United States — 7.9%
Check Point Software Technologies *	31,200	3,011
Core Laboratories	43,676	5,348
Everest Re Group	19,795	4,606
ICON *	65,371	7,690

Total United States		20,655

Total Common Stock (Cost $171,195 (000))		248,624

Cash Equivalents (A) — 4.3%
Dreyfus Government Cash Management, Cl I, 1.590%	7,800,416	7,800
Federated Government Obligations Fund, Cl I, 1.590%	3,431,382	3,431

Total Cash Equivalents (Cost $11,231 (000))		11,231

Total Investments — 99.5% (Cost $182,426 (000))		$259,855

Percentages are based on net assets of $261,292 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2018.

ADR — American Depositary Receipt

Cl — Class

The following is a list of the level of inputs used as of April 30, 2018, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stock
Australia	$2,483	$—	$—	$2,483
Austria	—	12,944	—	12,944
Brazil	6,672	—	—	6,672
Canada	6,620	—	—	6,620
China	—	7,496	—	7,496
Colombia	3,940	—	—	3,940
Czech Republic	—	2,135	—	2,135
France	—	21,351	—	21,351
Germany	—	11,394	—	11,394
Hong Kong	—	7,618	—	7,618
India	10,330	—	—	10,330
Indonesia	—	1,620	—	1,620
Italy	—	4,340	—	4,340
Japan	—	17,822	—	17,822
Mexico	3,764	—	—	3,764
Netherlands	—	12,318	—	12,318
Norway	5,396	9,760	—	15,156
Panama	5,385	—	—	5,385
Singapore	—	7,476	—	7,476
South Korea	—	8,489	—	8,489
Spain	—	7,023	—	7,023
Switzerland	9,443	4,323	—	13,766
Taiwan	4,040	9,041	—	13,081
Turkey	—	2,079	—	2,079
United Kingdom	4,213	18,454	—	22,667
United States	20,655	—	—	20,655

Total Common Stock	82,941	165,683	—	248,624

Cash Equivalents	11,231	—	—	11,231

Total Investments in Securities	$94,172	$165,683	$—	$259,855

Amounts designated as “—“ are either $0 or have been rounded to $0.

During the period ended April 30, 2018, there were transfers between Level 1 and Level 2 assets and liabilities due to the Fund utilizing international fair value pricing during the period.

During the period ended April 30, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-003-2000

8

Schedule of Investments	April 30, 2018 (Unaudited)

HANCOCK HORIZON DYNAMIC ASSET ALLOCATION FUND

Description	Shares	Value (000)

Registered Investment Companies — 97.7%
Exchange Traded Funds — 97.7%
iShares Commodities Select Strategy ETF	29,100	$1,117
iShares Core S&P 500 ETF	1,345	358
iShares Core U.S. Aggregate Bond ETF	2,730	289
iShares MSCI EAFE Small-Capital ETF	7,020	461
iShares MSCI Emerging Markets ETF	5,290	248
iShares MSCI Frontier 100 ETF	2,390	80
iShares MSCI Global Gold Miners ETF	25,020	450
iShares Russell 2000 ETF	7,490	1,148
iShares Short Maturity Bond ETF	10,420	523
PowerShares Senior Loan Portfolio	30,220	699
SPDR Bloomberg Barclays International Treasury Bond ETF	24,270	696
SPDR S&P Emerging Markets SmallCap ETF	1,615	83
VanEck Vectors JPMorgan EM Local Currency Bond ETF	45,630	855
Vanguard Global ex-U.S. Real Estate ETF	14,450	884

Total Exchange Traded Funds		7,891

Total Registered Investment Companies (Cost $7,641 (000))		7,891

Cash Equivalent (A) — 10.3%
Federated Government Obligations Fund, Cl I, 1.590%	833,969	834

Total Cash Equivalent (Cost $834 (000))		834

Total Investments — 108.0% (Cost $8,475 (000))		$8,725

Percentages are based on net assets of $8,077 (000).

(A)	The rate reported is the 7-day effective yield as of April 30, 2018.

Cl — Class

EAFE — Europe, Australasia and the Far East

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipts

As of April 30, 2018, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-013-0600

9

Schedule of Investments	April 30, 2018 (Unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 91.7%
Australia — 7.0%
Abacus Property Group	40,900	$111
Australian Pharmaceutical Industries	18,800	19
BlueScope Steel	32,600	406
Charter Hall Group	87,400	388
JB Hi-Fi	4,100	79
Sandfire Resources NL	16,500	98
Sims Metal Management	12,700	155
Whitehaven Coal	24,600	85

Total Australia		1,341

Belgium — 1.7%
bpost	4,800	105
D’ieteren	3,300	141
Retail Estates	900	79

Total Belgium		325

Canada — 1.7%
Canfor	3,900	90
High Arctic Energy Services, Cl Common Subscription Receipt	9,100	28
Hudbay Minerals	7,500	52
Norbord	2,400	100
Supremex	15,900	51

Total Canada		321

Denmark — 0.1%
Nilfisk Holding	354	17

Total Denmark		17

France — 7.2%
Cie Plastic Omnium	3,500	168
Derichebourg	15,500	137
Eiffage	1,500	178
Eurazeo	1,100	96
Faurecia	700	57
Fnac Darty	3,400	366
Fountaine Pajot	900	136
Ipsen	900	146
SMCP	3,900	100

Total France		1,384

Germany — 3.5%
Cewe Stiftung & KGAA	1,588	163
CropEnergies	23,749	147
Deutz	8,936	86
FUCHS PETROLUB	3,543	182

Description	Shares	Value (000)
Germany — (continued)
Norma Group	1,264	$93

Total Germany		671

Hong Kong — 1.9%
Hisense Kelon Electrical Holdings, Cl H	210,000	213
Tianneng Power International	106,000	154

Total Hong Kong		367

Israel — 2.7%
Danel Adir Yeoshua	2,372	111
Oil Refineries	426,883	185
Rami Levy Chain Stores Hashikma Marketing 2006	3,493	160
Reit 1	14,544	59

Total Israel		515

Italy — 5.4%
A2A	98,300	198
Ascopiave	17,900	74
Azimut Holding	7,400	156
DiaSorin	2,900	274
Hera	30,300	112
Saras	70,100	167
Vittoria Assicurazioni	4,800	68

Total Italy		1,049

Japan — 21.0%
Daiwabo Holdings	1,400	64
DD Holdings	2,300	58
Fuji Machine Manufacturing	5,100	92
Fukuda	1,500	94
Goldcrest	4,000	85
Hosokawa Micron	4,040	268
Ichiyoshi Securities	11,100	136
Inaba Denki Sangyo	600	26
Ishihara Sangyo Kaisha	2,900	33
Itochu Enex	12,000	118
LEC	3,600	127
Macnica Fuji Electronics Holdings	11,700	200
Nichireki	7,800	86
Nihon Kohden	6,900	198
Nippon Light Metal Holdings	22,900	61
Nissin	6,200	161
Nojima	5,700	141
Punch Industry	11,600	126
Raysum	3,000	39
San-Ai Oil	14,700	231
Sanyo Denki	3,800	330
Seikitokyu Kogyo	27,200	175

10

Schedule of Investments	April 30, 2018 (Unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

Description	Shares	Value (000)
Japan — (continued)
Shinagawa Refractories	540	$15
Shizuoka Gas	7,500	68
Sushiro Global Holdings	4,000	207
Tatsuta Electric Wire and Cable	6,200	38
Tokyo Steel Manufacturing	20,400	171
Toyo Construction	5,000	24
Tsugami	13,900	168
Voyage Group	8,100	87
Watahan	4,400	156
Yamazen	8,700	88
Yuasa Trading	5,200	166

Total Japan		4,037

Netherlands — 0.9%
ASR Nederland	3,700	175

Total Netherlands		175

Norway — 2.5%
AF Gruppen	14,400	233
Aker BP	3,200	105
Selvaag Bolig	17,000	87
Subsea 7	4,300	60

Total Norway		485

Portugal — 0.8%
Mota-Engil SGPS	35,300	153

Total Portugal		153

Singapore — 4.0%
Mapletree Industrial Trust	287,100	439
Yanlord Land Group	253,500	325

Total Singapore		764

South Korea — 7.7%
Aekyung Petrochemical	8,829	121
AK Holdings	1,179	81
Daehan Steel	4,649	51
Dongwon Development	44,638	208
F&F	4,887	200
Huchems Fine Chemical	11,060	275
Jeju Air	2,930	134
Poongsan	1,973	70
PSK	8,893	191
YeaRimDang Publishing	13,357	144

Total South Korea		1,475

Spain — 2.2%
Cia de Distribucion Integral Logista Holdings	2,300	52
CIE Automotive	4,500	169

Description	Shares	Value (000)
Spain — (continued)
Papeles y Cartones de Europa	10,500	$202

Total Spain		423

Sweden — 3.1%
Boliden	1,600	56
Granges	8,600	119
Hemfosa Fastigheter	7,800	97
Nobina	23,100	152
Peab	10,700	95
SSAB, Cl B	16,500	75

Total Sweden		594

Switzerland — 1.6%
Adecco Group	2,070	137
Bucher Industries	332	122
Schweiter Technologies	47	54

Total Switzerland		313

United Kingdom — 16.7%
Amino Technologies	37,700	111
Ashtead Group	12,800	357
Central Asia Metals	38,200	152
Conviviality	46,200	64
Evraz	71,700	450
Ferrexpo	66,000	213
Games Workshop Group	9,700	325
Grainger	22,900	99
IG Group Holdings	8,400	96
Indivior	13,500	84
International Personal Finance	25,300	84
KAZ Minerals	6,700	85
Plus500	9,600	187
Polypipe Group	12,000	63
Redrow	25,000	216
Safestore Holdings	26,800	202
SThree	12,800	57
William Hill	43,700	176
XLMedia	72,200	180

Total United Kingdom		3,201

Total Common Stock (Cost $15,506 (000))		17,610

Cash Equivalents (A) — 7.8%
Federated Government Obligations Fund, Cl I, 1.590%	919,688	920

11

Schedule of Investments	April 30, 2018 (Unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

Description	Shares	Value (000)
Dreyfus Government Cash Management, Cl I, 1.590%	574,695	$575

Total Cash Equivalents (Cost $ 1,495 (000))		1,495

Total Investments — 99.6% (Cost $17,001 (000))		$19,105

Percentages are based on net assets of $ 19,202 (000).

(A)	The rate reported is the 7-day effective yield as of April 30, 2018.

Cl — Class

The following is a list of the level of inputs used as of April 30, 2018, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stock
Australia	$—	$1,341	$—	$1,341
Belgium	—	325	—	325
Canada	321	—	—	321
Denmark	—	17	—	17
France	—	1,384	—	1,384
Germany	—	671	—	671
Hong Kong	—	367	—	367
Israel	—	515	—	515
Italy	—	1,049	—	1,049
Japan	—	4,037	—	4,037
Netherlands	—	175	—	175
Norway	—	485	—	485
Portugal	—	153	—	153
Singapore	—	764	—	764
South Korea	—	1,475	—	1,475
Spain	—	423	—	423
Sweden	—	594	—	594
Switzerland	—	313	—	313
United Kingdom	64	3,137	—	3,201

Total Common Stock	385	17,225	—	17,610

Cash Equivalents	1,495	—	—	1,495

Total Investments in Securities	$1,880	$17,225	$—	$19,105

Amounts designated as “—“ are either $0 or have been rounded to $0.

During the period ended April 30, 2018, there were transfers between Level 1 and Level 2 assets and liabilities due to the Fund utilizing international fair value pricing during the period.

During the period ended April 30, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-014-0600

12

Schedule of Investments	April 30, 2018 (Unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Municipal Bonds — 97.7%

Louisiana — 97.7%
Ascension Parish, RB, AGM
Callable 05/31/18 @ 100
3.250%, 04/01/35	$85	$82
Bienville, Parish School District No. 1 Arcadia, GO, BAM
Callable 03/01/28 @ 100
3.000%, 03/01/30	250	245
Calcasieu, Parish Fire Protection District No. 1 Ward 6, GO, BAM
Callable 03/01/27 @ 100
4.000%, 03/01/30	200	211
Calcasieu, Parish School District No. 31, GO, BAM
5.000%, 03/01/25	100	114
Central Community School System, GO
Callable 03/01/24 @ 100
4.000%, 03/01/30	150	157
Desoto, Parish School Board, RB
Callable 05/01/22 @ 100
3.500%, 05/01/32	270	273
Iberia, Parishwide School District, GO
Callable 03/01/24 @ 100
3.750%, 03/01/33	275	280
Lafayette, Consolidated Government, RB, AGM
Callable 11/01/25 @ 100
3.750%, 11/01/31	50	50
Lafayette, Parish Law Enforcement District, Limited Tax, GO
Callable 03/01/22 @ 100
3.250%, 03/01/32	180	180
Lafayette, Parish School Board, RB
Callable 04/01/27 @ 100
4.000%, 04/01/40	250	256
Lafayette, Utilities Revenue, RB, AGM
Callable 11/01/27 @ 100
4.000%, 11/01/35	250	259
Lafourche, Parish School Board, GO, BAM
Callable 03/01/27 @ 100
3.125%, 03/01/37	250	235
Louisiana, Local Government Environmental Facilities & Community Development Authority, Bossier City Project, RB
Callable 11/01/25 @ 100
5.000%, 11/01/32	150	169
Louisiana, Local Government Environmental Facilities & Community Development Authority, BRCC Facilities Corp. Project, RB
Callable 12/01/21 @ 100
4.125%, 12/01/32	200	206

Description	Face Amount (000)	Value (000)

Louisiana — (continued)
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Act 360 Project, RB
Callable 10/01/24 @ 100
5.000%, 10/01/34	$250	$278
Louisiana, Local Government Environmental Facilities & Community Development Authority, Livingston Parish Courthouse Project, RB, AGM
Callable 09/01/21 @ 100
4.625%, 09/01/41	200	205
Louisiana, Local Government Environmental Facilities & Community Development Authority, Plaquemines Project, RB, AGM
Callable 09/01/22 @ 100
4.000%, 09/01/37	200	206
Louisiana, Local Government Environmental Facilities & Community Development Authority, RB, BAM
Callable 02/01/28 @ 100
5.000%, 02/01/30	150	174
Louisiana, Local Government Environmental Facilities & Community Development Authority, Southeastern Louisiana University Project, Ser A, RB, AGM
Callable 10/01/20 @ 100
5.000%, 10/01/40	210	221
Louisiana, Local Government Environmental Facilities & Community Development Authority, Youngsville Project, RB, AGM
Callable 07/01/21 @ 100
4.900%, 07/01/41	175	186
Louisiana, Transportation Authority, Ser A, RB
Callable 08/15/23 @ 100
4.500%, 08/15/43	250	264
Plaquemine City, Sales & Use Tax Project, RB, AGM
Callable 12/01/27 @ 100
3.500%, 12/01/29	250	261
Plaquemines Parish, Ser A, RB
Callable 03/01/20 @ 101
4.550%, 03/01/28	115	120
Red River, Parish School Board, GO
Callable 03/01/27 @ 100
4.000%, 03/01/38	250	259
St. Charles Parish, School District No. 1, GO
Callable 03/01/22 @ 100
3.000%, 03/01/30	200	197
St. John the Baptist Parish, GO
Callable 03/01/25 @ 100
3.500%, 03/01/30	110	112

13

Schedule of Investments	April 30, 2018 (Unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)/Shares	Value (000)

Louisiana — (continued)
St. Tammany Parish, Hospital Service District No. 2, GO
Callable 03/01/22 @ 100
3.125%, 03/01/32	$260	$254
St. Tammany Parish, Recreation District No. 14, GO
Callable 04/01/24 @ 100
3.750%, 04/01/34	175	180
St. Tammany Parish, Wide School District No. 12, Ser A, GO
Callable 03/01/27 @ 100
3.125%, 03/01/37	250	228
Terrebonne Parish, Sales & Use Tax Project, Ser ST, RB, AGM
Callable 04/01/21 @ 100
5.250%, 04/01/36	100	108
West Ouachita, Parish School District, RB
Callable 09/01/25 @ 100
3.750%, 09/01/34	190	195
Zachary, Community School District No. 1, GO
Callable 03/01/22 @ 100
3.500%, 03/01/32	200	202

Total Louisiana		6,367

Total Municipal Bonds (Cost $6,351 (000))		6,367

Cash Equivalent (A) — 1.5%
Federated Government Obligations Fund, Cl I, 1.590%	98,947	99

Total Cash Equivalent (Cost $99 (000))		99

Total Investments — 99.2% (Cost $6,450 (000))		$6,466

Percentages are based on net assets of $6,518 (000).

(A) The rate reported is the 7-day effective yield as of April 30, 2018.

AGM — Assured Guaranty Municipal

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of April 30, 2018, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$6,367	$—	$6,367
Cash Equivalent	99	—	—	99

Total Investments in Securities	$99	$6,367	$—	$6,466

Amounts designated as “—“ are either $0 or have been rounded to $0.

During the period ended April 30, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-009-1500

14

Schedule of Investments	April 30, 2018 (Unaudited)

HANCOCK HORIZON MICROCAP FUND

Description	Shares	Value (000)

Common Stock — 97.9%
Aerospace & Defense — 1.7%
Vectrus *	7,676	$276

Total Aerospace & Defense		276

Banks — 16.5%
Bancorp *	20,535	213
Capital City Bank Group	9,383	210
Entegra Financial *	7,695	224
Federal Agricultural Mortgage, Cl C	2,550	218
First Connecticut Bancorp	8,864	214
Greene County Bancorp	6,470	224
Heritage Commerce	13,400	221
Luther Burbank	19,085	238
Merchants Bancorp	11,254	241
Peoples Bancorp	6,250	224
Shore Bancshares	12,780	231
Triumph Bancorp *	6,150	239

Total Banks		2,697

Building & Construction — 4.0%
AV Homes *	12,580	209
CSW Industrials *	5,020	218
William Lyon Homes, Cl A *	8,510	229

Total Building & Construction		656

Commercial Services — 3.0%
BG Staffing	13,728	262
Heritage-Crystal Clean *	10,350	219

Total Commercial Services		481

Data Processing & Outsourced Services — 1.6%
CRA International	4,573	258

Total Data Processing & Outsourced Services		258

Diversified Support Services — 1.4%
VSE	4,582	235

Total Diversified Support Services		235

E-Commerce — 1.4%
1-800-Flowers.com, Cl A *	18,135	230

Total E-Commerce		230

Electronic Components & Equipment — 3.1%
Control4 *	11,050	230
Vishay Precision Group *	9,600	272

Total Electronic Components & Equipment		502

Engineering Services — 1.4%
Sterling Construction *	19,748	220

Total Engineering Services		220

Entertainment — 2.8%
Monarch Casino & Resort *	5,556	237
RCI Hospitality Holdings	8,089	220

Total Entertainment		457

Financial Services — 10.1%
Diamond Hill Investment Group	1,124	220

Description	Shares	Value (000)
Financial Services — (continued)
Enova International *	14,335	$419
EZCORP, Cl A *	18,680	256
Marlin Business Services	10,146	278
Regional Management *	7,600	250
Westwood Holdings Group	3,981	231

Total Financial Services		1,654

Food, Beverage & Tobacco — 1.6%
Chefs’ Warehouse *	11,030	267

Total Food, Beverage & Tobacco		267

Home Furnishings — 1.4%
Hooker Furniture	5,905	223

Total Home Furnishings		223

Insurance — 5.7%
Citizens, Cl A *	29,400	228
EMC Insurance Group	9,200	239
Heritage Insurance Holdings	14,719	231
Kingstone	13,966	239

Total Insurance		937

Insurance Brokers — 1.5%
Health Insurance Innovations, Cl A *	8,680	247

Total Insurance Brokers		247

Machinery — 2.8%
Columbus McKinnon	6,138	220
Eastern	8,130	231

Total Machinery		451

Materials — 1.4%
Monarch Cement	3,193	230

Total Materials		230

Medical Products & Services — 6.2%
AAC Holdings *	22,250	252
FONAR *	8,536	243
Psychemedics	11,145	235
Utah Medical Products	2,725	276

Total Medical Products & Services		1,006

Paper & Paper Products — 1.5%
UFP Technologies *	7,194	239

Total Paper & Paper Products		239

Petroleum & Fuel Products — 6.8%
Natural Gas Services Group *	10,081	243
SandRidge Energy *	18,545	270
Stone Energy *	7,455	265
W&T Offshore *	55,396	338

Total Petroleum & Fuel Products		1,116

Petroleum Refining — 1.6%
REX American Resources *	3,475	260

Total Petroleum Refining		260

15

Schedule of Investments	April 30, 2018 (Unaudited)

HANCOCK HORIZON MICROCAP FUND

Description	Shares	Value (000)
Real Estate Investment Trust — 4.2%
Dynex Capital	34,415	$226
MedEquities Realty Trust	22,529	230
Preferred Apartment Communities, Cl A	16,092	236

Total Real Estate Investment Trust		692

Retail — 9.2%
CAI International *	11,934	267
Carrols Restaurant Group *	21,327	220
Freshpet *	15,153	301
Titan Machinery *	11,517	223
Transcat *	15,436	255
Zumiez *	10,000	234

Total Retail		1,500

Semi-Conductors & Instruments — 2.7%
Data I *	31,405	197
inTEST *	33,320	240

Total Semi-Conductors & Instruments		437

Telephones & Telecommunication — 1.4%
Otelco, Cl A *	14,801	221

Total Telephones & Telecommunication		221

Transportation Services — 1.4%
Universal Logistics Holdings	10,756	236

Total Transportation Services		236

Water Utilities — 1.5%
Middlesex Water	6,050	252

Total Water Utilities		252

Total Common Stock (Cost $14,157 (000))		15,980

Cash Equivalent (A) — 2.2%
Federated Government Obligations Fund, Cl I, 1.590%	352,920	353

Total Cash Equivalent (Cost $353 (000))		353

Total Investments — 99.9% (Cost $14,510 (000))		$16,333

Percentages are based on net assets of $16,314 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2018.

Cl — Class

As of April 30, 2018, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-015-0600

16

Schedule of Investments	April 30, 2018 (Unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Municipal Bonds — 97.7%

Mississippi — 97.7%
Clay County, RB
Callable 05/01/25 @ 100
3.500%, 05/01/30	$220	$214
Clinton, Public School District, GO
Callable 10/01/21 @ 100
2.750%, 10/01/28	200	200
Copiah County, GO
Callable 04/01/25 @ 100
3.500%, 04/01/32	390	375
Forrest County, GO
Callable 03/01/24 @ 100
4.000%, 03/01/27	685	747
Lauderdale County, GO
3.000%, 04/01/26	250	253
Lauderdale County, GO
Callable 11/01/25 @ 100
3.250%, 11/01/31	250	248
Callable 11/01/25 @ 100
3.000%, 11/01/30	100	98
Medical Center Educational Building, University of Mississippi Medical Center Facilities Expansion and Renovation Project, Ser A, RB
Callable 06/01/22 @ 100
4.000%, 06/01/41	250	253
Mississippi State, Development Bank, Brandon Public Improvement Project, RB
Callable 03/01/25 @ 100
3.000%, 03/01/30	155	152
Mississippi State, Development Bank, Columbus Infrastructure Building Project, RB, AGM
Callable 12/01/20 @ 100
4.500%, 12/01/30	100	104
Mississippi State, Development Bank, Flowood Refunding Project, RB
Callable 11/01/21 @ 100
4.125%, 11/01/31	450	470
Mississippi State, Development Bank, Gulf Coast Community College District, RB
Callable 12/01/26 @ 100
3.375%, 12/01/39	250	235
Mississippi State, Development Bank, Harrison County Coliseum Project,
Ser A, RB
5.250%, 01/01/34	500	589
Mississippi State, Development Bank,
Hinds County Project, RB
5.000%, 11/01/26	75	87
Mississippi State, Development Bank, Jackson Public School District Project, RB
Callable 04/01/23 @ 100
5.000%, 04/01/28	575	628

Description	Face Amount (000)	Value (000)

Mississippi — (continued)
Mississippi State, Development Bank, Jackson Water & Sewer Project, RB, AGM
Callable 09/01/22 @ 100
3.500%, 09/01/34	$700	$679
Mississippi State, Development Bank, Jones County Junior College Project, RB, BAM
Callable 05/01/26 @ 100
3.500%, 05/01/35	200	190
Mississippi State, Development Bank, Magnolia Regional Health Center
Project, Ser A, RB
5.500%, 10/01/21	400	424
Mississippi State, Development Bank, Marshall Country Industrial Development Authority, RB
Callable 01/01/25 @ 100
3.750%, 01/01/35	200	200
Mississippi State, Development Bank, Meridian Apartment Center Project, RB
5.000%, 03/01/25	460	519
Mississippi State, Development Bank, Pearl Capital Improvement Project, RB, AGM
Callable 12/01/21 @ 100
4.000%, 12/01/31	455	467
Mississippi State, Development Bank, Pearl River Community College Project, RB, AGM
Callable 09/01/22 @ 100
3.375%, 09/01/36	750	733
Mississippi State, Development Bank, Southaven Project, RB
Callable 01/01/28 @ 100
4.000%, 01/01/30	200	211
Mississippi State, Development Bank, Tax Increment Financing Project, TA
Callable 05/01/19 @ 100
4.500%, 05/01/24	120	123
Mississippi State, Development Bank, Tupelo Project, RB
Callable 05/01/26 @ 100
5.000%, 05/01/30	200	227
Mississippi State, Development Bank, Vicksburg Public Improvement Project, RB, BAM
3.000%, 03/01/21	320	326
Mississippi State, Development Bank, Water & Sewer Project, RB, AGM
Callable 03/01/22 @ 100
3.500%, 03/01/32	400	401
Mississippi State, Ser D, GO
Callable 12/01/27 @ 100
3.000%, 12/01/37	500	445
Mississippi State, Ser E, RB
5.000%, 10/15/25	500	573

17

Schedule of Investments	April 30, 2018 (Unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)/Shares	Value (000)

Mississippi — (continued)
Mississippi State, State Capital Improvement Project, Ser A, GO
Callable 10/01/21 @ 100
4.000%, 10/01/36	$ 900	$919
Callable 10/01/21 @ 100
3.750%, 10/01/31	910	928
Mississippi State, University Educational Building, RB
Callable 08/01/27 @ 100
4.000%, 08/01/43	500	511
Oxford, School District, GO
Callable 04/01/27 @ 100
3.000%, 04/01/31	300	284
Starkville, GO
4.000%, 06/01/27	400	439
University of Southern Mississippi, Facilities Refinancing Project, Ser A, RB
Callable 03/01/25 @ 100
3.250%, 03/01/33	500	488

Total Mississippi		13,740

Total Municipal Bonds (Cost $13,758 (000))		13,740

Cash Equivalent (A) — 5.8%
Federated Government Obligations Fund, Cl I, 1.590%	813,164	813

Total Cash Equivalent (Cost $813 (000))		813

Total Investments — 103.5% (Cost $14,571 (000))		$14,553

Percentages are based on net assets of $14,065 (000).

(A)	The rate reported is the 7-day effective yield as of April 30, 2018.

AGM — Assured Guaranty Municipal

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of April 30, 2018, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$13,740	$—	$13,740
Cash Equivalent	813	—	—	813

Total Investments in Securities	$813	$13,740	$—	$14,553

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended April 30, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-010-1500

18

Schedule of Investments	April 30, 2018 (Unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)

Common Stock — 68.2%
Aerospace & Defense — 1.8%
Boeing (A)	2,800	$934
Lockheed Martin (A)	2,600	834
Northrop Grumman (A)	2,900	934

Total Aerospace & Defense		2,702

Apparel & Textiles — 0.6%
Oxford Industries	10,700	824

Total Apparel & Textiles		824

Automotive — 1.8%
Cooper-Standard Holdings * (A)	9,000	1,114
Gentex	30,000	683
Harsco *	43,000	880

Total Automotive		2,677

Banks — 5.5%
Comerica (A)	12,700	1,201
Cullen	4,000	458
East West Bancorp (A)	17,800	1,186
JPMorgan Chase (A)	7,900	859
Morgan Stanley (A)	20,000	1,033
PNC Financial Services Group (A)	7,700	1,121
Texas Capital Bancshares *	5,500	543
Wintrust Financial	7,100	635
Zions Bancorporation (A)	21,700	1,188

Total Banks		8,224

Beauty Products — 1.2%
Estee Lauder, Cl A	6,500	963
Inter Parfums	15,800	809

Total Beauty Products		1,772

Chemicals — 1.2%
LyondellBasell Industries, Cl A	8,400	888
Rayonier Advanced Materials	45,000	963

Total Chemicals		1,851

Commercial Services — 0.5%
Kelly Services, Cl A	26,700	781

Total Commercial Services		781

Computer & Electronics Retail — 0.9%
Best Buy (A)	18,100	1,385

Total Computer & Electronics Retail		1,385

Computers & Services — 4.2%
Cisco Systems (A)	23,900	1,058
Fidelity National Information
Services (A)	9,700	921
HP	48,800	1,049
Total System Services (A)	10,800	908
Visa, Cl A (A)	8,900	1,129
Western Digital	9,000	709
Zebra Technologies, Cl A *	3,700	499

Total Computers & Services		6,273

Description	Shares	Value (000)
Consumer Products — 1.8%
Crocs * (A)	33,000	$521
Deckers Outdoor *	13,100	1,222
Wolverine World Wide	31,500	944

Total Consumer Products		2,687

Containers & Packaging — 0.5%
Myers Industries	30,900	720

Total Containers & Packaging		720

Drugs — 1.8%
Bristol-Myers Squibb	9,000	469
Mylan *	21,900	849
Phibro Animal Health, Cl A	9,100	385
Supernus Pharmaceuticals *	8,400	394
Zoetis, Cl A	6,200	517

Total Drugs		2,614

E-Commerce — 0.7%
Stamps.com *	4,600	1,048

Total E-Commerce		1,048

Educational Services — 0.4%
Career Education *	50,300	652

Total Educational Services		652

Electrical Utilities — 0.6%
NRG Energy	28,000	868

Total Electrical Utilities		868

Electronic Components & Equipment — 0.6%
Avnet (A)	21,600	847

Total Electronic Components & Equipment		847

Entertainment — 0.7%
News	62,000	991

Total Entertainment		991

Entertainment & Gaming — 0.6%
Activision Blizzard	13,000	863

Total Entertainment & Gaming		863

Environmental Services — 0.8%
Waste Management (A)	14,100	1,146

Total Environmental Services		1,146

Financial Services — 1.5%
American Express (A)	12,100	1,195
Goldman Sachs Group	2,600	619
Stifel Financial	7,700	449

Total Financial Services		2,263

Food, Beverage & Tobacco — 0.6%
Sysco	13,500	844

Total Food, Beverage & Tobacco		844

19

Schedule of Investments	April 30, 2018 (Unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Forest Products — 0.7%
Louisiana-Pacific (A)	38,300	$1,085

Total Forest Products		1,085

Hypermarkets & Super Centers — 1.3%
Costco Wholesale	4,800	946
Wal-Mart Stores (A)	11,000	973

Total Hypermarkets & Super Centers		1,919

Industrials — 0.7%
Air Products & Chemicals (A)	6,000	974

Total Industrials		974

Information Technology — 2.0%
Cognizant Technology Solutions,
Cl A	6,300	516
Leidos Holdings	14,400	925
Teradata *	26,500	1,084
Virtusa *	10,600	510

Total Information Technology		3,035

Insurance — 1.9%
Progressive (A)	18,400	1,109
Reinsurance Group of America, Cl A	5,500	822
Travelers (A)	6,500	855

Total Insurance		2,786

Machinery — 1.9%
Hillenbrand (A)	25,600	1,187
IDEX	6,700	895
Illinois Tool Works (A)	5,360	761

Total Machinery		2,843

Managed Health Care — 1.3%
Humana (A)	2,900	853
UnitedHealth Group (A)	4,550	1,076

Total Managed Health Care		1,929

Medical Products & Services — 6.2%
Agilent Technologies (A)	11,600	763
Amgen (A)	4,700	820
AMN Healthcare Services * (A)	16,200	1,083
Baxter International	8,700	605
Bio-Techne	6,400	966
Chemed	1,870	576
Express Scripts Holding *	6,700	507
Haemonetics *	9,500	741
Hill-Rom Holdings	6,845	588
Integer Holdings * (A)	16,400	900
PerkinElmer	12,500	917
Teleflex (A)	2,900	777

Total Medical Products & Services		9,243

Metals & Mining — 1.2%
Encore Wire (A)	15,300	806
Steel Dynamics (A)	21,500	964

Total Metals & Mining		1,770

Description	Shares	Value (000)
Paper & Paper Products — 0.7%
Packaging Corp of America	9,000	$1,041

Total Paper & Paper Products		1,041

Petroleum & Fuel Products — 2.1%
Chevron (A)	7,500	938
ConocoPhillips (A)	17,500	1,146
Marathon Oil (A)	58,400	1,066

Total Petroleum & Fuel Products		3,150

Petroleum Refining — 1.8%
Marathon Petroleum (A)	14,400	1,079
Valero Energy	14,200	1,575

Total Petroleum Refining		2,654

Pharmaceuticals — 1.2%
Abbott Laboratories (A)	15,000	872
Pfizer (A)	24,800	908

Total Pharmaceuticals		1,780

Real Estate Investment Trust — 0.3%
Potlatch	9,750	506

Total Real Estate Investment Trust		506

Retail — 9.5%
Big Lots (A)	18,600	790
Buckle	31,600	728
Caleres	21,800	714
Children’s Place (A)	9,600	1,224
DSW, Cl A	37,000	825
Hibbett Sports *	43,000	1,170
Kohl’s (A)	12,000	745
Macy’s (A)	31,000	963
Movado Group	25,800	1,018
Perry Ellis International *	35,300	916
Ralph Lauren, Cl A (A)	11,573	1,271
Ross Stores	11,600	938
Tailored Brands	49,500	1,562
Tiffany	8,800	905
Zumiez *	21,000	491

Total Retail		14,260

Semi-Conductors & Instruments — 5.5%
Applied Materials (A)	19,000	944
Cypress Semiconductor	24,800	362
Kla-Tencor (A)	9,500	966
Kulicke & Soffa Industries * (A)	45,000	1,030
Lam Research (A)	5,500	1,018
Microchip Technology (A)	5,850	489
Micron Technology *	15,600	717
MKS Instruments	8,100	829
Teradyne	21,000	684
Texas Instruments (A)	11,200	1,136

Total Semi-Conductors & Instruments		8,175

Telecommunication Services — 0.3%
Blucora *	17,800	463

Total Telecommunication Services		463

20

Schedule of Investments	April 30, 2018 (Unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Telephones & Telecommunication — 0.5%
ATN International	13,000	$689

Total Telephones & Telecommunication		689

Transportation Services — 0.6%
Caterpillar (A)	6,000	866

Total Transportation Services		866

Wireless Telecommunication Services — 0.5%
Telephone & Data Systems	24,600	672

Total Wireless Telecommunication Services		672

Total Common Stock (Cost $85,083 (000))		101,872

Cash Equivalent (B) — 31.8%
Federated Government Obligations
Fund, Cl I, 1.590%	47,528,524	47,529

Total Cash Equivalent (Cost $47,529 (000))		47,529

Total Investments — 100.0% (Cost $132,612 (000))		$149,401

Percentages are based on net assets of $149,385 (000).

Securities Sold Short — (6.6)%

Common Stock —(6.6)%
Aerospace & Defense — (0.1)%
Engility Holdings*	(5,990)	$(152)

Total Aerospace & Defense		(152)

Airlines — (0.1)%
Alaska Air Group	(2,410)	(157)

Total Airlines		(157)

Automotive — (0.5)%
Fox Factory Holding *	(4,660)	(155)
Group 1 Automotive	(2,470)	(161)
Motorcar Parts of America *	(8,255)	(157)
Superior Industries International	(11,950)	(157)
Tenneco	(3,280)	(147)

Total Automotive		(777)

Building & Construction — (0.1)%
Apogee Enterprises	(3,790)	(156)

Total Building & Construction		(156)

Cable/Media — (0.1)%
Liberty Broadband, Cl C *	(1,980)	(140)

Total Cable/Media		(140)

Chemicals — (0.3)%
NewMarket	(395)	(150)
Olin	(5,150)	(155)
Sensient Technologies	(2,335)	(156)

Total Chemicals		(461)

Description	Shares	Value (000)
Commercial Services — (0.1)%
ABM Industries	(4,980)	$(155)

Total Commercial Services		(155)

Computer & Services — (0.1)%
Insight Enterprises *	(4,480)	(159)

Total Computer & Services		(159)

Computers & Services — (0.6)%
ARRIS International *	(5,780)	(156)
Bel Fuse, Cl B	(8,020)	(155)
Electronics For Imaging *	(5,440)	(151)
First Data, Cl A *	(10,310)	(187)
Netscout Systems *	(5,680)	(154)

Total Computers & Services		(803)

Consumer Electronics — (0.1)%
Universal Electronics *	(3,210)	(149)

Total Consumer Electronics		(149)

Correctional Institutions — (0.1)%
Brink’s	(2,120)	(156)

Total Correctional Institutions		(156)

Diversified Support Services — (0.1)%
Matthews International, Cl A	(3,180)	(156)

Total Diversified Support Services		(156)

Drugs — (0.3)%
Medicines *	(5,290)	(159)
Pacira Pharmaceuticals *	(4,610)	(153)
Theravance Biopharma *	(6,620)	(159)

Total Drugs		(471)

Financial Services — (0.2)%
Cohen & Steers	(3,970)	(159)
Safeguard Scientifics *	(12,450)	(161)

Total Financial Services		(320)

Food, Beverage & Tobacco — (0.1)%
Coca-Cola Bottling Consolidated	(940)	(158)

Total Food, Beverage & Tobacco		(158)

Information Technology — (0.1)%
Luxoft Holding, Cl A *	(3,985)	(161)

Total Information Technology		(161)

Insurance — (0.2)%
Assured Guaranty	(4,340)	(157)
James River Group Holdings	(4,310)	(157)

Total Insurance		(314)

Insurance Brokers — (0.2)%
eHealth *	(9,260)	(175)

Total Insurance Brokers		(175)

Machinery — (0.1)%
Lydall *	(3,440)	(153)

Total Machinery		(153)

21

Schedule of Investments	April 30, 2018 (Unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Manufacturing — (0.4)%
Farmer Brothers *	(5,520)	$(157)
Kraft Heinz	(2,770)	(156)
Post Holdings *	(1,990)	(158)
TreeHouse Foods *	(4,110)	(158)

Total Manufacturing		(629)

Materials — (0.1)%
US Concrete *	(2,700)	(158)

Total Materials		(158)

Medical Products & Services — (1.4)%
BioSpecifics Technologies *	(3,740)	(159)
Capital Senior Living *	(14,100)	(166)
Civitas Solutions *	(11,330)	(161)
Glaukos *	(4,910)	(165)
Incyte *	(2,530)	(157)
K2M Group Holdings *	(8,050)	(154)
Natus Medical *	(4,740)	(157)
NuVasive *	(2,950)	(157)
Omnicell *	(3,570)	(154)
Seattle Genetics *	(2,880)	(147)
Vocera Communications *	(6,410)	(161)
West Pharmaceutical Services	(1,760)	(155)
Wright Medical Group *	(7,910)	(155)

Total Medical Products & Services		(2,048)

Petroleum & Fuel Products — (0.2)%
Range Resources	(11,240)	(156)
RigNet *	(10,550)	(159)

Total Petroleum & Fuel Products		(315)

Printing & Publishing — (0.1)%
Multi-Color	(2,390)	(155)

Total Printing & Publishing		(155)

Retail — (0.2)%
Jack in the Box	(1,750)	(157)
McDonald’s	(990)	(166)

Total Retail		(323)

Semi-Conductors & Instruments — (0.6)%
Ceva *	(4,760)	(155)
Fabrinet *	(5,550)	(156)
Inphi *	(5,570)	(159)
MaxLinear, Cl A *	(7,030)	(157)
Power Integrations	(2,330)	(158)
Veeco Instruments *	(9,430)	(146)

Total Semi-Conductors & Instruments		(931)

Transportation Services — (0.1)%
Manitowoc *	(6,270)	(155)

Total Transportation Services		(155)

Total Common Stock
(Proceeds $(10,221))		(9,887)

Total Securities Sold Short — (6.6)%
(Proceeds $(10,221))		$(9,887)

Percentages are based on Net Assets of $149,385 (000).

*	Non-income producing security.
(A)	All or a portion of this security has been held in a segregated account as collateral for securities sold short.
(B)	The rate reported is the 7-day effective yield as of April 30, 2018.

Cl — Class

As of April 30, 2018, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-005-2000

22

Schedule of Investments	April 30, 2018 (Unaudited)

HANCOCK HORIZON U.S. SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 99.2%
Aerospace & Defense — 1.8%
Huntington Ingalls Industries	2,240	$545

Total Aerospace & Defense		545

Automotive — 5.3%
Gentex	19,830	451
Harsco *	23,285	476
Modine Manufacturing *	25,745	443
Stoneridge *	10,630	280

Total Automotive		1,650

Banks — 6.4%
Federal Agricultural Mortgage, Cl C	6,260	535
Green Bancorp	21,870	493
MGIC Investment *	41,880	420
WSFS Financial	10,980	550

Total Banks		1,998

Broadcasting, Newspapers and Advertising — 1.2%
Gray Television *	33,340	377

Total Broadcasting, Newspapers and Advertising		377

Building & Construction — 8.2%
AV Homes *	15,945	265
Beazer Homes USA *	30,670	450
KB Home	17,310	460
Owens Corning	7,080	464
Patrick Industries *	7,470	425
Universal Forest Products	15,130	482

Total Building & Construction		2,546

Chemicals — 4.8%
KMG Chemicals	8,510	523
Kraton *	10,570	483
Kronos Worldwide	20,900	482

Total Chemicals		1,488

Computers & Services — 0.8%
CalAmp *	13,085	258

Total Computers & Services		258

Containers & Packaging — 1.5%
Berry Global Group *	8,460	465

Total Containers & Packaging		465

E-Commerce — 1.0%
Shutterfly *	3,825	310

Total E-Commerce		310

Electrical Components & Equipment — 1.6%
Vishay Intertechnology	27,540	486

Total Electrical Components & Equipment		486

Electronic Components & Equipment — 2.5%
Allied Motion Technologies	7,980	318
Electro Scientific Industries *	25,255	455

Total Electronic Components & Equipment		773

Description	Shares	Value (000)
Energy-Alternate Sources — 1.7%
NextEra Energy Partners	12,460	$519

Total Energy-Alternate Sources		519

Engineering Services — 1.4%
EMCOR Group	6,080	447

Total Engineering Services		447

Entertainment — 1.9%
Scientific Games, Cl A *	11,170	595

Total Entertainment		595

Financial Services — 9.1%
Enova International *	23,000	674
Invesco Mortgage Capital	28,650	465
Moelis, Cl A	10,390	559
Piper Jaffray	6,930	485
World Acceptance *	6,180	634

Total Financial Services		2,817

Food, Beverage & Tobacco — 1.5%
Sanderson Farms	4,100	456

Total Food, Beverage & Tobacco		456

Forest Products — 0.9%
Louisiana-Pacific	10,255	290

Total Forest Products		290

Insurance — 3.5%
First American Financial	10,210	522
Hanover Insurance Group	5,010	575

Total Insurance		1,097

Leasing & Renting — 1.3%
RH *	4,310	411

Total Leasing & Renting		411

Machinery — 4.0%
Columbus McKinnon	12,650	454
Hurco	6,385	282
Kadant	5,670	523

Total Machinery		1,259

Manufacturing — 1.4%
John B Sanfilippo & Son	7,680	437

Total Manufacturing		437

Medical Products & Services — 3.6%
Lantheus Holdings *	31,470	560
Merit Medical Systems *	11,580	562

Total Medical Products & Services		1,122

Petroleum & Fuel Products — 7.3%
Exterran *	15,930	467
HighPoint Resources *	95,580	660
Patterson-UTI Energy	27,950	599

23

Schedule of Investments	April 30, 2018 (Unaudited)

HANCOCK HORIZON U.S. SMALL CAP FUND

Description	Shares	Value (000)
Petroleum & Fuel Products — (continued)
ProPetro Holding *	28,905	$529

Total Petroleum & Fuel Products		2,255

Petroleum Refining — 1.4%
REX American Resources *	5,920	442

Total Petroleum Refining		442

Printing & Publishing — 1.5%
Deluxe	6,960	477

Total Printing & Publishing		477

Real Estate Investment Trust — 1.1%
HFF, Cl A *	10,115	356

Total Real Estate Investment Trust		356

Retail — 7.8%
Children’s Place	4,290	547
Conn’s *	17,740	452
Denny’s *	19,120	335
Hibbett Sports *	19,750	537
UniFirst	3,490	561

Total Retail		2,432

Semi-Conductors & Instruments — 6.6%
Axcelis Technologies *	13,160	290
Cabot Microelectronics	2,775	282
Cohu	13,175	282
FormFactor *	32,890	377
MKS Instruments	2,620	268
Rudolph Technologies *	21,770	552

Total Semi-Conductors & Instruments		2,051

Telecommunication Services — 1.9%
Iridium Communications *	48,580	578

Total Telecommunication Services		578

Transportation Services — 4.4%
ArcBest	14,690	472
Greenbrier	10,410	457
Meritor *	22,260	433

Total Transportation Services		1,362

Wireless Telecommunication Services — 1.7%
Boingo Wireless *	22,840	536

Total Wireless Telecommunication Services		536

Total Common Stock (Cost $28,334 (000))		30,835

Cash Equivalent (A) — 0.9%
Federated Government Obligations Fund, Cl I, 1.590%	266,728	267

Total Cash Equivalent (Cost $267 (000))		267

Total Investments — 100.0% (Cost $28,601 (000))		$31,102

Percentages are based on net assets of $31,098 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2018.

Cl — Class

As of April 30, 2018, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-012-0900

24

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

/s/ Michael Beattie
By (Signature and Title)	Michael Beattie
President
Date: June 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: June 26, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO
Date: June 26, 2018